Annual Operating Expenses - VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO - VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO - VIP Extended Market Index Portfolio	Apr. 30, 2025
VIP Extended Market Index Portfolio - Initial Class
Operating Expenses:
Management fee	0.12%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.12%
VIP Extended Market Index Portfolio - Service Class 2
Operating Expenses:
Management fee	0.12%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none	[1]
Total annual operating expenses	0.37%
VIP Extended Market Index Portfolio - Service Class
Operating Expenses:
Management fee	0.12%	[1],[2]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	none	[1]
Total annual operating expenses	0.22%

[1]	A Adjusted to reflect current fees.
[2]
B The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.06%, 0.06%, and 0.06% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements.